Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2024

Shares		Value
COMMON STOCKS 67.4%
COMMUNICATION SERVICES 12.4%
	INTERNET 11.9%
72,000	Alphabet, Inc. Class A	$11,941,200
155,000	Match Group, Inc.(1)	5,865,200
33,000	Meta Platforms, Inc. Class A	18,890,520
9,600	Netflix, Inc.(1)	6,808,992
78,000	Roku, Inc.(1)	5,823,480
340,000	Snap, Inc. Class A(1)	3,638,000
		52,967,392
	MEDIA 0.5%
25,000	Walt Disney Co.	2,404,750
		55,372,142
CONSUMER DISCRETIONARY 9.9%
	APPAREL 0.5%
23,000	NIKE, Inc. Class B	2,033,200
	AUTO MANUFACTURERS 1.7%
280,000	Rivian Automotive, Inc. Class A(1)(2)	3,141,600
17,000	Tesla, Inc.(1)	4,447,710
		7,589,310
	ENTERTAINMENT 0.7%
81,000	DraftKings, Inc. Class A(1)	3,175,200
	INTERNET 4.3%
30,000	Alibaba Group Holding Ltd. ADR(2)	3,183,600
62,000	Amazon.com, Inc.(1)	11,552,460
1,050	Booking Holdings, Inc.	4,422,726
		19,158,786
	LODGING 0.7%
14,000	Hilton Worldwide Holdings, Inc.	3,227,000
	RETAIL 2.0%
80,000	Chipotle Mexican Grill, Inc.(1)	4,609,600
10,000	Lululemon Athletica, Inc.(1)	2,713,500
4,500	Ulta Beauty, Inc.(1)	1,751,040
		9,074,140
		44,257,636
CONSUMER STAPLES 0.8%
	BEVERAGES 0.8%
13,000	Constellation Brands, Inc. Class A	3,349,970
ENERGY 1.0%
	OIL & GAS 1.0%
27,000	Diamondback Energy, Inc.	4,654,800
FINANCIALS 8.7%
	0.7%
20,000	Blackstone, Inc.	3,062,600
	BANKS 2.3%
90,000	Bank of America Corp.	3,571,200
7,250	Goldman Sachs Group, Inc.	3,589,547
15,000	JPMorgan Chase & Co.	3,162,900
		10,323,647
	COMMERCIAL SERVICES 0.6%
33,000	PayPal Holdings, Inc.(1)	2,574,990
Shares		Value
COMMON STOCKS 67.4% (continued)
FINANCIALS 8.7% (continued)
	DIVERSIFIED FINANCIALS 4.1%
30,000	Coinbase Global, Inc. Class A(1)	$5,345,100
26,000	Interactive Brokers Group, Inc. Class A	3,623,360
4,000	Mastercard, Inc. Class A	1,975,200
26,000	Visa, Inc. Class A	7,148,700
		18,092,360
	INTERNET 1.0%
200,000	Robinhood Markets, Inc. Class A(1)	4,684,000
		38,737,597
HEALTHCARE 6.4%
	BIOTECHNOLOGY 3.2%
51,000	BioMarin Pharmaceutical, Inc.(1)	3,584,790
200,000	Exelixis, Inc.(1)	5,190,000
11,500	Vertex Pharmaceuticals, Inc.(1)	5,348,420
		14,123,210
	HEALTHCARE PRODUCTS 1.7%
115,000	Exact Sciences Corp.(1)(2)	7,833,800
	PHARMACEUTICALS 1.5%
35,000	Dexcom, Inc.(1)	2,346,400
10,000	Madrigal Pharmaceuticals, Inc.(1)(2)	2,122,200
12,000	Zoetis, Inc.	2,344,560
		6,813,160
		28,770,170
INDUSTRIALS 3.8%
	AIRLINES 0.6%
48,000	Delta Air Lines, Inc.	2,437,920
	INTERNET 3.2%
310,000	Lyft, Inc. Class A(1)	3,952,500
140,000	Uber Technologies, Inc.(1)	10,522,400
		14,474,900
		16,912,820
INFORMATION TECHNOLOGY 24.4%
	COMPUTERS 3.8%
55,000	Apple, Inc.	12,815,000
14,000	Crowdstrike Holdings, Inc. Class A(1)	3,926,580
		16,741,580
	INTERNET 0.6%
36,000	Shopify, Inc. Class A(1)	2,885,040
	SEMICONDUCTORS 10.9%
65,000	Advanced Micro Devices, Inc.(1)	10,665,200
35,000	Broadcom, Inc.	6,037,500
50,000	Micron Technology, Inc.	5,185,500
150,000	NVIDIA Corp.	18,216,000
22,000	NXP Semiconductors NV	5,280,220
20,000	QUALCOMM, Inc.	3,401,000
		48,785,420
	SOFTWARE 9.1%
7,700	Adobe, Inc.(1)	3,986,906
3,800	Intuit, Inc.	2,359,800
25,500	Microsoft Corp.	10,972,650
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 67.4% (continued)
INFORMATION TECHNOLOGY 24.4% (continued)
	SOFTWARE 9.1% (continued)
73,000	MicroStrategy, Inc. Class A(1)(2)	$12,307,800
13,000	Salesforce, Inc.	3,558,230
4,500	ServiceNow, Inc.(1)	4,024,755
14,000	Workday, Inc. Class A(1)	3,421,740
		40,631,881
		109,043,921
TOTAL COMMON STOCKS (Cost $157,004,077)		301,099,056

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
$ 518,419	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 7.36%, 3/25/43(3)(4)	524,899
533,110	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.58%, 1/25/43(3)(4)	543,878
541,092	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.56%, 5/25/43(3)(4)	554,341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,600,490)		1,623,118
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	345,534
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	244,688
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	250,771
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	247,520
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	248,265
65,725	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	61,564
100,560	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	94,702
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,612,706)		1,493,044
CORPORATE BONDS & NOTES 10.1%
BASIC MATERIALS 0.4%
	CHEMICALS 0.1%
500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	522,061
	IRON/STEEL 0.1%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	496,804
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	499,402
Principal Amount		Value
CORPORATE BONDS & NOTES 10.1% (continued)
BASIC MATERIALS 0.4% (continued)
	MINING 0.2% (continued)
$ 500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	$443,310
		942,712
		1,961,577
COMMUNICATIONS 0.9%
	INTERNET 0.2%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	471,489
500,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	517,171
		988,660
	MEDIA 0.1%
500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	498,588
	TELECOMMUNICATIONS 0.6%
600,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	505,732
500,000	Cisco Systems, Inc., 5.50%, 1/15/40	540,946
600,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	529,365
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	470,479
500,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	417,174
		2,463,696
		3,950,944
CONSUMER, CYCLICAL 0.8%
	AUTO MANUFACTURERS 0.3%
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31(2)	513,234
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(2)	498,452
		1,011,686
	AUTO PARTS & EQUIPMENT 0.1%
500,000	BorgWarner, Inc., Senior Unsecured Notes, 5.40%, 8/15/34(2)	510,507
	HOME BUILDERS 0.1%
500,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	499,151
	LODGING 0.1%
500,000	Marriott International, Inc., 4.90%, 4/15/29	510,235
	RETAIL 0.2%
600,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	511,106
500,000	TJX Cos., Inc., 2.25%, 9/15/26(2)	483,932
		995,038
		3,526,617
CONSUMER, NON-CYCLICAL 1.6%
	BEVERAGES 0.2%
500,000	Constellation Brands, Inc., 2.25%, 8/1/31	432,272
500,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	499,185
		931,457
See Supplementary Notes to Financial Statements.

September 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 10.1% (continued)
CONSUMER, NON-CYCLICAL 1.6% (continued)
	BIOTECHNOLOGY 0.3%
$ 500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27(2)	$478,773
500,000	Gilead Sciences, Inc., 4.60%, 9/1/35	501,249
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	432,026
		1,412,048
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26(2)	487,069
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	462,668
		949,737
	HEALTHCARE PRODUCTS 0.2%
600,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	521,604
500,000	Stryker Corp., 3.38%, 11/1/25(2)	495,303
		1,016,907
	HEALTHCARE SERVICES 0.2%
500,000	Elevance Health, Inc., 4.75%, 2/15/33	505,745
500,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	500,160
		1,005,905
	PHARMACEUTICALS 0.5%
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	489,469
500,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	508,334
500,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	457,299
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	517,222
		1,972,324
		7,288,378
ENERGY 1.2%
	OIL & GAS 0.8%
500,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(2)	497,869
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	512,985
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27(2)	499,881
500,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27	500,606
500,000	Murphy Oil Corp., Senior Unsecured Notes, 6.00%, 10/1/32	493,333
500,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25(2)	502,096
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	517,046
		3,523,816
	PIPELINES 0.4%
600,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	503,864
500,000	Kinder Morgan, Inc., 5.20%, 6/1/33	506,154
500,000	ONEOK, Inc., Guaranteed Notes, 5.05%, 11/1/34(2)	497,721
Principal Amount		Value
CORPORATE BONDS & NOTES 10.1% (continued)
ENERGY 1.2% (continued)
	PIPELINES 0.4% (continued)
$ 500,000	Targa Resources Corp., 6.50%, 3/30/34	$552,619
		2,060,358
		5,584,174
FINANCIAL 3.2%
	BANKS 1.6%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	512,974
500,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	503,342
500,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.24%, 6/28/27(2)	513,726
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)(4)	503,982
500,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44(2)	508,691
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26(2)	496,778
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26(2)	499,794
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	431,816
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(2)(4)	556,018
500,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	508,878
500,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(4)	508,816
500,000	Royal Bank of Canada, 5.00%, 2/1/33	517,368
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(2)(4)	516,295
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	462,142
		7,040,620
	DIVERSIFIED FINANCIALS 0.4%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	451,249
500,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	499,594
500,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	495,831
500,000	Synchrony Financial, 4.88%, 6/13/25	498,960
		1,945,634
	INSURANCE 0.2%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	483,487
500,000	CNA Financial Corp., 3.45%, 8/15/27(2)	489,183
		972,670
	REITS 1.0%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	510,288
500,000	American Tower Corp., 5.50%, 3/15/28	517,815
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.1% (continued)
FINANCIAL 3.2% (continued)
	REITS 1.0% (continued)
$ 500,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28(2)	$490,810
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	441,751
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	516,390
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	463,702
500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	426,258
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28(2)	500,507
500,000	Weyerhaeuser Co., 4.75%, 5/15/26	503,174
		4,370,695
		14,329,619
INDUSTRIAL 0.6%
	AEROSPACE/DEFENSE 0.1%
500,000	RTX Corp., 4.50%, 6/1/42	465,097
	ELECTRONICS 0.2%
600,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(2)	518,492
500,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	498,722
		1,017,214
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	466,795
	TRANSPORTATION 0.2%
500,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	380,845
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	377,366
		758,211
		2,707,317
TECHNOLOGY 0.9%
	COMPUTERS 0.4%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	521,753
500,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	495,011
500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	439,385
		1,456,149
	SEMICONDUCTORS 0.4%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	378,858
500,000	Broadcom, Inc., 4.30%, 11/15/32(2)	491,120
500,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31(2)	519,532
500,000	NVIDIA Corp., 3.50%, 4/1/40	441,923
		1,831,433
	SOFTWARE 0.1%
500,000	Oracle Corp., 6.25%, 11/9/32	553,253
		3,840,835
Principal Amount		Value
CORPORATE BONDS & NOTES 10.1% (continued)
UTILITIES 0.5%
	ELECTRIC 0.5%
$ 500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	$494,415
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(2)	520,383
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	518,290
500,000	Southern Co., 5.70%, 3/15/34	536,658
		2,069,746
TOTAL CORPORATE BONDS & NOTES (Cost $44,183,972)		45,259,207
LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.3%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	492,954
500,000	State of California, GO, 5.70%, 10/1/32	551,092
		1,044,046
	HAWAII 0.1%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	481,811
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	537,793
	MASSACHUSETTS 0.1%
500,000	Commonwealth of Massachusetts, Series A, 3.77%, 7/15/29	496,859
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	516,883
	MINNESOTA 0.1%
500,000	Minnesota Housing Finance Agency, Series J, (GNMA/FNMA/FHLMC), 5.85%, 7/1/44	510,468
	NEW YORK 0.1%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	439,841
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,898,439)		4,027,701
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.1%
48,049	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	45,687
6,052	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	6,217
74,406	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	69,079
1,453,421	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,254,888
655,546	FHLMC Pool #QD2419, 3.00%, 12/1/51	599,056
1,431,877	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,333,369
1,814,419	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,785,834
1,056,113	FHLMC Pool #QG6306, 5.00%, 7/1/53	1,056,177
167,139	FHLMC Pool #RA6817, 2.50%, 2/1/52	145,451
512,138	FHLMC Pool #SB8215, 4.00%, 3/1/38	508,384
2,297,107	FHLMC Pool #SD4553, 3.00%, 9/1/53	2,061,678
389,951	FHLMC Pool #SD8093, 3.50%, 9/1/50	367,328
960,550	FHLMC Pool #SD8108, 3.00%, 11/1/50	874,508
1,882,901	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,755,454
See Supplementary Notes to Financial Statements.

September 30, 2024

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.1% (continued)
$ 2,290,338	FHLMC Pool #SD8256, 4.00%, 10/1/52	$2,200,737
2,151,883	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	2,116,087
1,579,323	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,552,866
310	FNMA Pool #AH3226, 5.00%, 2/1/41	319
93,791	FNMA Pool #AL0657, 5.00%, 8/1/41	96,623
77,789	FNMA Pool #AQ1853, 3.00%, 11/1/42	72,268
107,086	FNMA Pool #AU5409, 3.00%, 8/1/43	99,027
493,278	FNMA Pool #CA5540, 3.00%, 4/1/50	450,727
914,275	FNMA Pool #CB5892, 4.50%, 3/1/53	899,881
138,079	FNMA Pool #FM2202, 4.00%, 12/1/48	134,310
312,624	FNMA Pool #FM4140, 2.50%, 9/1/50	274,276
83,924	FNMA Pool #FM9760, 3.50%, 11/1/51	78,704
127,342	FNMA Pool #FM9834, 3.50%, 6/1/49	120,174
1,373,543	FNMA Pool #FS3526, 4.00%, 12/1/52	1,319,609
147,761	FNMA Pool #MA4222, 3.50%, 12/1/50	139,342
2,079,084	FNMA Pool #MA4512, 2.50%, 1/1/52	1,800,175
1,185,260	FNMA Pool #MA5131, 3.50%, 7/1/53	1,103,749
751,207	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	721,366
18,066	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	17,561
1,200,838	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	193,488
44,981	GNMA II Pool #MA1521, 3.50%, 12/20/43	42,982
78,734	GNMA II Pool #MA1839, 4.00%, 4/20/44	77,568
86,980	GNMA II Pool #MA4836, 3.00%, 11/20/47	80,107
209,515	GNMA II Pool #MA7054, 3.50%, 12/20/50	198,546
1,658,017	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,562,202
2,447,604	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	2,156,753
1,137,710	GNMA II Pool #MA8945, 4.00%, 6/20/53	1,099,773
1,337,103	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,338,873
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $32,090,511)		31,811,203
U.S. TREASURY OBLIGATIONS 9.4%
2,000,000	U.S. Treasury Bonds, 1.13%, 5/15/40	1,321,250
2,800,000	U.S. Treasury Bonds, 2.88%, 5/15/43	2,324,656
2,500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	2,407,031
1,175,000	U.S. Treasury Bonds, 3.00%, 2/15/48	955,651
2,000,000	U.S. Treasury Bonds, 2.25%, 2/15/52	1,363,828
2,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	1,566,328
2,750,000	U.S. Treasury Notes, 4.50%, 7/15/26	2,788,027
3,380,400	U.S. Treasury Notes, 2.25%, 8/15/27	3,258,521
3,400,000	U.S. Treasury Notes, 2.75%, 2/15/28	3,310,750
4,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	3,658,594
5,000,000	U.S. Treasury Notes, 3.63%, 8/31/29(2)	5,014,844
4,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	3,591,719
2,500,000	U.S. Treasury Notes, 2.75%, 8/15/32	2,336,133
5,000,000	U.S. Treasury Notes, 3.38%, 5/15/33	4,861,133
3,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	3,051,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,237,285)		41,810,028

Shares		Value
SHORT-TERM INVESTMENTS 5.6%
	MONEY MARKET FUNDS 5.6%
19,453,878	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(5)	$19,453,878
5,299,220	State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,299,220
		24,753,098
TOTAL SHORT-TERM INVESTMENTS (Cost $24,753,098)		24,753,098
TOTAL INVESTMENTS IN SECURITIES 101.2% (Cost $306,380,578)		$451,876,455
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.2)%		(5,307,262)
NET ASSETS(7) 100.0%		$446,569,193

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $45,257,989.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2024. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of September 30, 2024.
(6)
Securities with an aggregate market value of
$45,257,989 were out on loan in exchange for
$5,299,220 of cash collateral as of September 30, 2024.
The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$306,380,578, aggregate gross unrealized appreciation
was $151,634,206, aggregate gross unrealized
depreciation was $6,138,329 and the net unrealized
appreciation was $145,495,877.

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$301,099,056	$—	$—	$301,099,056
Collateralized Mortgage Obligations	—	1,623,118	—	1,623,118
Commercial Mortgage-Backed Securities	—	1,493,044	—	1,493,044
Corporate Bonds & Notes*	—	45,259,207	—	45,259,207
Long-Term Municipal Securities*	—	4,027,701	—	4,027,701
Residential Mortgage-Backed Securities	—	31,811,203	—	31,811,203
U.S. Treasury Obligations	—	41,810,028	—	41,810,028
Short-Term Investments	24,753,098	—	—	24,753,098
Total Investments in Securities	$325,852,154	$126,024,301	$—	$451,876,455

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.